Stockholders' Equity (Deficit) - Schedule of Key Assumptions (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Equity [Abstract]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	97.83%	68.50%	93.49%	69.00%
Risk-free rate of return	2.85%	1.91%	2.63%	2.04%
Expected term (years)	6 years 4 days	5 years 10 months 20 days	5 years 11 months 12 days	5 years 9 months 22 days
Fair Value per share (usd per share)	$ 1.27	$ 3.61	$ 2.28	$ 4.42